Stock Option Plan (Tables)	12 Months Ended
Jan. 31, 2023
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Summary of Weighted-Average Fair Value of Options Granted and Assumptions
The following table summarizes the weighted-average fair value of options granted and the main assumptions that were used to calculate the fair value during the years ended January 31, 2023 and 2022:

	January 31, 2023	January 31, 2022
Weighted-average fair value at grant date	$40.67	$43.14
Weighted average assumptions used in the fair value models
Share price	$101.47	$109.67
Risk-free interest rate	2.47%	1.39%
Expected life	6.33 years	6.33 years
Expected volatility	40.28%	40.45%
Expected annual dividend per share	0.63%	0.47%

Summary of Stock Option
The number of stock options varied as follows:

	Number of options	Weighted average exercise price
Balance as at February 1, 2021	4,503,122	$38.28
Granted	513,300	109.88
Forfeited/Cancelled	(38,350)	50.14
Exercised [a]	(1,668,032)	38.96
Balance as at January 31, 2022	3,310,040	48.90
Granted	589,500	103.15
Forfeited/Cancelled	(53,775)	61.53
Exercised [b]	(299,102)	38.47
Balance as at January 31, 2023	3,546,663	$58.60
[
a]
The weighted average stock price on these exercised stock options was $117.09.
[b]
The weighted average stock price on these exercised stock options was $101.46.

Summary of Stock Options Outstanding and Exercisable
The following table summarizes information about stock options outstanding and exercisable, as at January 31, 2023:

	Outstanding			Exercisable
Exercise price range	Number of options	Weighted- average exercise price	Weighted- average remaining life (years)	Number of options	Weighted- average exercise price
$20 to $24	34,025	$20.38	3.3	34,025	$20.38
$24 to $28	1,249,101	26.67	7.1	479,201	26.69
$36 to $40	126,350	39.45	4.4	126,350	39.45
$40 to $44	36,650	40.50	5.4	36,650	40.50
$44 to $48	683,375	46.15	6.4	421,526	46.15
$60 to $64	308,562	62.69	5.4	308,562	62.69
$64 to $68	22,700	64.15	6.9	14,000	64.15
$68 to $72	8,700	69.50	7.6	4,200	69.50
$88 to $92	39,400	90.31	9.7	—	—
$104 to $108	542,600	104.07	9.2	—	—
$108 to $112	488,100	109.66	8.2	108,175	109.66
$120 to $124	7,100	123.03	8.6	1,775	123.03
Balance as at January 31, 2023	3,546,663	$58.60	7.2	1,534,464	$46.94
The following table summarizes information about stock options outstanding and exercisable, as at January 31, 2022:

	Outstanding			Exercisable
Exercise price range	Number of options	Weighted- average exercise price	Weighted- average remaining life (years)	Number of options	Weighted- average exercise price
$20 to $24	48,150	$20.39	4.3	48,150	$20.39
$24 to $28	1,399,426	26.67	8.0	216,226	26.74
$36 to $40	162,600	39.45	5.4	162,600	39.45
$40 to $44	49,575	40.42	6.5	38,100	40.49
$44 to $48	749,190	46.15	7.4	214,992	46.16
$60 to $64	350,374	62.69	6.4	190,986	62.69
$64 to $68	34,125	64.15	7.9	14,975	64.15
$68 to $72	9,000	69.50	8.6	2,250	69.50
$108 to $112	499,400	109.66	9.2	—	—
$120 to $124	8,200	123.03	9.6	—	—
Balance as at January 31, 2022	3,310,040	$48.90	7.7	888,279	$42.48